Temporary Equity and Stockholders' Deficiency (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Warrants Activity

A summary of warrants activity during the nine months ended September 30, 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2020	566,742	$2.11
Issued	7,653,276	0.34
Exercised	-	-
Cancelled	-	-
Expired	(158,791)	0.84
Outstanding, September 30, 2020	8,061,227	$0.43	0.9	$-

Exercisable, September 30, 2020	8,061,227	$0.43	0.9	$-

A summary of warrant activity during the years ended December 31, 2019 and 2018 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2017	1,465,296	$2.15
Issued	-	-
Exercised	-	-
Cancelled	-	-
Expired	(235,666)	2.30
Outstanding, December 31, 2018	1,229,630	2.15
Issued	-	-
Exercised	-	-
Cancelled	(364,639)	2.12
Expired	(298,249)	2.26
Outstanding, December 31, 2019	566,742	$2.11	1.2	$-

Exercisable, December 31, 2019	566,742	$2.11	1.2	$-

Schedule of Warrants Outstanding and Exercisable

A summary of outstanding and exercisable warrants as of September 30, 2020 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$0.34	Common Stock	7,653,276	1.0	7,653,276
$2.00	Common Stock	281,660	0.9	281,660
$2.50	Common Stock	126,291	0.5	126,291
	Total	8,061,227		8,061,227

A summary of outstanding and exercisable warrants as of December 31, 2019 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$2.00	Common Stock	440,451	1.2	440,451
$2.50	Common Stock	126,291	1.2	126,291
	Total	566,742		566,742

Schedule of Fair Value Assumptions of Stock Option

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. Assumptions used in applying the Black-Scholes option pricing model during the nine months ended September 30, 2020 are as follows:

	For the Nine Months Ended
	September 30,
	2020	2019

Risk free interest rate	0.16 - 0.26%	1.84 - 2.43%
Expected term (years)	3.6 - 5.0	3.6 - 5.0
Expected volatility	58.00%	52.00%
Expected dividends	0.00%	0.00%

Assumptions used in applying the Black-Scholes option pricing model during years ended December 31, 2019 and 2018, respectively, are as follows:

	For the Years Ended
	December 31,
	2019	2018
Risk free interest rate	1.84 - 2.43%	2.56 - 2.96%
Expected term (years)	3.6 - 5.0	3.6-5.0
Expected volatility	51.0 - 52.0%	43.5%
Expected dividends	0.00%	0.00%

Schedule of Stock Option Activity

A summary of GGH stock options activity during the nine months ended September 30, 2020 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2020	9,550,640	$0.78
Granted	1,535,000	0.61
Exercised	-	-
Expired	(1,287,625)	1.19
Forfeited	(588,429)	0.59
Outstanding, September 30, 2020	9,209,586	$0.70	3.3	$-

Exercisable, September 30, 2020	3,839,088	$0.95	2.5	$-

A summary of GGH stock options activity during the years ended December 31, 2019 and 2018 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2018	9,234,265	$2.18
Granted	2,830,000	0.65
Exercised	-	-
Expired	(2,505,000)	2.49
Forfeited	(60,000)	1.62
Outstanding, December 31, 2018	9,499,265	1.65
Granted	4,489,890	0.39
Exercised	-	-
Expired	(992,375)	2.38
Forfeited	(3,446,140)	2.20
Outstanding, December 31, 2019	9,550,640	$0.78	3.5	$-

Exercisable, December 31, 2019	2,827,029	$1.43	2.4	$-

Schedule of Stock Option Outstanding and Exercisable

The following table presents information related to GGH stock options at September 30, 2020:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.385	3,539,890	3.6	997,474
$0.539	1,290,000	3.0	645,012
$0.605	1,535,000	-	-
$0.770	1,199,690	2.4	807,818
$1.100	945,006	2.1	688,784
$2.200	700,000	1.0	700,000
	9,209,586	2.5	3,839,088

The following table presents information related to GGH stock options as of December 31, 2019:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.39	4,439,890	-	-
$0.54	1,500,000	3.7	468,753
$0.77	1,320,000	3.1	577,506
$1.10	1,038,750	2.9	528,770
$2.20	1,242,000	1.4	1,242,000
$3.30	10,000	0.4	10,000
	9,550,640	2.4	2,827,029